Activities of Orange Bank	12 Months Ended
Dec. 31, 2017
Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Activities of Orange Bank

NOTE 15    Activities of Orange Bank

15.1    Financial assets and liabilities of Orange Bank

The financial statements of Orange Bank were put into the format of Orange group’s consolidated financial statements and differ from a presentation that complies with the banking format.

In order to improve the readiness of financial statements and to be able to distinguish the performance of telecom activities from the performance of Orange Bank, the notes related to financial assets and liabilities as well as financial income or expenses are split to respect these two business areas.

Note 11 presents the assets, liabilities and related gains and losses specific to telecom activities and Note 15 concerns the activities of Orange Bank with regard to its assets and liabilities, with net financial income being not material.

The following table reconciles (i) the assets and liabilities for each of these two areas (intra-group transactions between telecom activities and Orange Bank are not eliminated) with (ii) the consolidated statement of financial position at December 31, 2017.

(in millions of euros)	Orange consolidated financial statements	O/w telecom activities	Note	O/w Orange Bank	Note	O/w eliminations telecom activities / bank
Non-current financial assets	3,711	2,274	11.7	1,464	15.1.2	(27) (1)
Non-current derivatives, assets	213	200	11.8	13	15.1.4	-
Current loans and receivables of Orange Bank	3,096	-		3,096	15.1.1	-
Current financial assets	2,865	2,686	11.7	331	15.1.2	(152) (2)
Current derivatives, assets	34	34	11.8	-		-
Cash and cash equivalents	5,810	5,333		477		-

Non-current financial liabilities	26,293	26,293	11.3	27		(27) (1)
Non-current derivatives, liabilities	1,002	929	11.8	73	15.1.4	-
Current debts related to Orange Bank operations	4,660	-		4,660	15.1.3	-
Current financial liabilities	6,311	6,182	11.3	281	15.2.1	(152) (2)
Current derivatives, liabilities	34	34	11.8	-		-
(1) Loan granted by Orange SA to Orange Bank.
(2) Loan granted by Orange Bank to Orange SA within the framework of the Repurchase agreement of OATs securities between Orange SA and Orange Bank.

Accounting policies

Classification of the bank's balance sheet items as current and non-current was done to match the Group's financial statements in 2016.

Since the concept of current or non-current is non-existent in bank accounting, financial assets and liabilities related to loans and borrowings to customers or credit institutions (the ordinary activities of a bank) were all classified in 2017 as current for all periods presented.

With regard to other financial assets and liabilities, classification as current and non-current was made in light of both the original intention of management and the nature of the assets and liabilities in question. For instance, with regard to Orange Bank’s other financial assets, since investments are managed by portfolio, financial assets maturing in less than one year but that will be rolled over are classified as non-current. This classification remains unchanged in 2017.

15.1.1Loans and receivables of Orange Bank

Loans and advances of Orange Bank are composed of loans and advances to customers and credit institutions.

In the context of adapting the bank’s accounts into the Group’s financial statements, the following have been considered as loan and advances to customers: clearing accounts and other amounts due, as well as amounts related to securities transactions on behalf of customers.

	December 31, 2017	December 31, 2016
Overdrafts	1,000	1,084
Housing loans	765	719
Investment loans	246	264
Current accounts	31	70
Other	111	80
Total loans and receivables to customers (a)	2,153	2,217
Overnight deposits and loans	830	790
Loans and receivables (1)	55	53
Other	58	31
Total loans and receivables to credit institutions (b)	943	874

Total loans and receivables of Orange Bank (a) + (b)	3,096	3,091

(1) Centralization at the Caisse des Dépôts et Consignation of A passbooks accounts and sustainable development passbook accounts.

Accounting policies

Loans and receivables of Orange Bank

Assets related to Orange bank activities are classified in the IAS 39 category of “loans and receivables”. They are initially recorded at fair value or its equivalent, which is, as a general rule, the net amount originally issued, and which should include the origination costs directly related to the transaction as well as the commissions received or paid, analyzed as an adjustment to the effective return on the loan.

The loans and receivables are subsequently valued at amortized cost, and interests, as well as transactions costs and commissions included in the initial value of the credits contributes to the net income for these transactions over the term of the credit, calculated on the basis of effective interest rate.

In accordance with IAS 39, loans and receivables are impaired when one or more evidences of depreciation have occurred after the recognition of these receivables. The receivables thus identified are then impaired on an individual basis or on a collective basis. Expected losses are accounted for as impairments, equal to the difference between the carrying amount of the loans (amortized cost) and the total of estimated future cash flows, discounted with the initial effective interest rate, or in the form of discounts for restructured loans due to default from customers.

Impairment is measured as the difference between the carrying value prior to impairment and the discounted value, at the initial rate of the receivable, of the components deemed to be recoverable (principal, interest, guarantees, etc.). The changes in the value of the loans impaired are recorded in the income statement under “Cost of risk” included in other operating expenses. When these changes in value are positive, reflecting a subsequent improvement, they are reversed in the income statement, within the same account.

The “Cost of risk” account dedicated to Orange Bank and part of the “other operating expenses”, corresponds to provisions and reversals related to banking risks (in particular, counterparty risks and operational risks).

15.1.2Orange Bank financial assets

	December 31, 2017			December 31, 2016
(in millions of euros)	Non-current	Current	Total	Total
Assets held to maturity	611	4	615	713
Assets available for sale	791	4	795 (1)	745
Financial assets at fair value	-	171	171 (2)	237
Other financial assets	62	152	214 (3)	74
Total	1,464	331	1,795	1,769
(1) Debt securities only.
(2) Current investments at fair value for 171 million euros.

(3) Loan granted by Orange Bank to Orange SA within the framework of the Repurchase agreement of OATs securities between Orange SA and Orange Bank for 152 million of euros and cash collateral paid for 62 million euros.

(in millions of euros)	2017	2016
Assets available for sale in the opening balance	745	-
First integration of Orange Bank	15	1,018
Acquisitions	325	-
Repayments and disposals	(301)	(268)
Change in fair value recognized in other comprehensive income during the period	3	(5)
Reclassifications and other items	8	-
Assets available for sale in the closing balance	795	745

(in millions of euros)	2017	2016
Profit (loss) recognized in other comprehensive income during the period	3	(5)
Reclassification in net income during the period	-	-
Other comprehensive income related to Orange Bank	3	(5)

Accounting policies

Assets available for sale

The assets available for sale include fixed income securities or variable income securities that do not fall within the definition of other categories of financial assets. They are recognized at fair value at inception and subsequently.

Temporary changes in value are recorded as “Gains (losses) on assets available for sale” within other comprehensive income.

The long term impairments associated with the assets available for sale are recorded under “Cost of risk” (within other operating expenses) when the assets are fixed rate securities, but they are recorded in “Net Gains (Loss) on financial assets available for sale” when the assets are floating-rate securities.

Assets held to maturity

This category includes fixed-rate securities that the bank intends to hold until their maturity. They must not be disposed of prior to maturity and they are accounted for at amortized cost.

Impairment is recognized on these securities as soon as there is an objective evidence of the existence of an event subsequent to the acquisition of the security that is likely to generate a measurable loss as a result of counterparty risk. Impairment is measured as the difference between the carrying value prior to impairment and the discounted value, with the initial rate, of the components deemed to be recoverable (principal, interest, guarantees, etc.). The changes in value thus impaired are recorded in the Income statement, under the “Cost of risk” account (within other operating expenses). When these changes in value are positive, reflecting a subsequent improvement, they are reversed in the income statement under “Cost of risk” within other operating expenses.

15.1.3Debts related to Orange Bank operations

Debts related to Orange Bank operations are composed of payables to customers and debts with financial institutions.

(in millions of euros)	December 31, 2017	December 31, 2016
Current accounts	2,800	3,087
Passbooks and special savings accounts	716	672
Other	169	151
Customers borrowings and deposits (a)	3,685	3,910
Term borrowings and advances	466	454
Other	509	-
Total debts with financial institution (b)	975	454

Total debts related to Orange Bank operations (a) + (b)	4,660	4,364

15.1.4Derivatives of Orange Bank

Hedging derivatives

Orange Bank derivatives designated as hedges under IFRS at year-end 2017 involved the following interest rate swaps that qualify as fair value hedges:

■    70 million euros of notional hedging a portion of housing loans portfolio. These swaps mature in August 2018 (20 million euros), September 2018 (40 million euros) and October 2021 (10 million euros). Their fair value as at December 31, 2017 is (3) million euros;

■    210 million euros of notional hedging a portfolio of inflation-indexed fungible Treasury bonds (Obligation Assimilable du Trésor or OATi), with the same amount and the same maturity in 2023. The fair value of those swaps as at December 31, 2017 is (58) million euros.

The ineffective portion related to those hedging strategies recognized in 2017 income statement is not material.

Trading Derivatives

■    Orange Bank put into place a swap with a notional amount of 39 million euros maturing in 2019 to naturally hedge the issuance of a fixed-rate medium term negotiable bond (Bon à Moyen Terme Négociable, or BMTN). The hedging derivative reproduces the performance of the BMTN with a credit institution remunerated at a floating rate. The fair value of this derivative instrument at the end of 2017 is 13 million euros. The net effects of this hedging strategy on the 2017 income statement are not material.

■    Orange Bank put into place interest rate swaps, as economic hedges (not designated as hedges under IFRS) of fungible Treasury bonds (Obligation Assimilable du Trésor or OAT) for a total notional total amount of 143 million euros, maturing from 2019 to 2023 and with a total fair value as at December 31, 2016 of (7) million euros. The net effects of this hedging strategy on the 2017 income statement are not material.

■    Orange Bank put into place interest rate swaps, as an economic hedge of assets available for sale with a total notional amount of 9 million euros and a total fair value as at December 31, 2017 of nearly zero. The net effects of this hedging strategy on the 2017 income statement are not material.

15.2    Information on market risk management with respect to Orange Bank operations

“Orange Bank” operating segment has its own risk management system, in accordance with the French banking regulation. In terms of banking regulation, Orange Bank is under the supervision of the French Prudential Supervision and Resolution Authority (Autorité de contrôle prudentiel et de résolution, or ACPR) and must at all times comply with capital requirements in order to withstand the risks associated with its activities.

Orange Bank’s activities expose it to all of the risks defined by the order of November 3, 2014, relating to the internal control of companies in the sectors of banking, payment services and investment services subject to the control of the ACPR:

■    credit risk: risk of loss incurred in the event of default of a counter party or counter parties considered as the same beneficiary;

■    market risk: risk of loss due to movements in market prices;

■    operational risk: risk resulting from an inadequacy or a failure due to procedures, staff, IT systems or to outside events, including events that are unlikely to occur but that would imply a risk of material loss. Operational risk includes risks of internal and external fraud;

■    interest rate risk: risk related to changes in interest rates on the on-balance sheet and off-balance sheet transactions, excluding, as applicable, transactions exposed to market risks;

■    liquidity risk that the company would not be able to meet its commitments or not be able to unwind or offset a position due to the market situation;

■    inter-mediation risk on investment service providers: risk of default by a customer or counterparty in the context of a financial instrument transaction in which the company provides a performance guarantee.

The size of the bank and its moderate risk profile led to a choice of standard methods regarding the application of Regulation No. 575/2013 of the European Parliament and Council on June 26, 2013.

Orange Bank does not intervene on complex products. For market operations, the strategy defines, on one hand, the limits implemented and controlled and, on the other hand, the quality of the authorized signatories. In addition, the Bank has defined and regularly tests its business continuity system. The Bank has also undertaken, as completely as possible, the identification and assessment of its operational risks, for which it also follows occurrences.

With regard to regulations, and in particular Titles IV and V of the Order of November 3, 2014, the Bank’s Executive Committee has set, upon recommendation of the Risk Management Division, a risk policy in particular regarding customers and risks, modalities and rules for offering credits and for delegations of authority.

In addition, the Risk Management Department analyzes and monitors risks, carries out the necessary controls and produces reports in several committees: the Credit Committee (management of counterparty risk), Risks and Audit Committee (management of operational risks), ALM Committee (management of market risk and liquidity risk) and the Executive Committee.

15.2.1Remaining term to maturity

The following table details the remaining term of Orange Bank’s financial assets and liabilities, calculated on the base of the contractual maturity dates:

■    maturity-by-maturity for amortizable transactions;

■    for roll-over loans, since renewals cannot be presumed, the renewal dates are taken to be the final maturity date;

■    since derivatives are interest rate swaps, they are not subject to any exchange of notional and therefore are not distributed by maturity.

(in millions of euros)	Note	December 31, 2017	2018	2019 to 2022	2023 and beyond
Loans and receivables to customers	15.1.1	2,153	545	1,180	428
Loans and receivables to credit institutions	15.1.1	943	939	3	1
Investments held to maturity	15.1.2	615	46	359	210
Assets available for sale	15.1.2	795	114	337	344
Investments at fair value	15.1.2	171	164	7	-
Other financial assets and derivatives		227 (1)	214	13	-
Total financial assets		4,904	2,022	1,899	983
Customers borrowings and deposits	15.1.3	3,685	3,677	5	3
Debts with credit institutions	15.1.3	975	529	443	3
Commercial papers		281	86	195	-
Other financial liabilities and derivatives		100 (2)	-	-	100
Total financial liabilities		5,041	4,292	643	106

(1) Including the Loan granted by Orange Bank to Orange SA within the framework of the Repurchase agreement of OATs securities between Orange SA and Orange Bank for 152 million euros, the bank cash collateral paid for 62 million euros and derivatives assets for 13 million euros.

(2) Including derivatives liabilities for 73 million euros and loan from Orange group to Orange Bank for 27 million euros.

15.2.2Fair value of financial assets and liabilities of Orange Bank

			December 31, 2017
(in millions of euros)	Note	Classification under IAS 39 (1)	Book value	Estimated fair value	Level 1 and cash	Level 2	Level 3
Loans and receivables	15.1.1	L&R	3,096	3,096	-	3,096	-
Financial assets, excluding derivatives	15.1.2		1,795	1,785	1,482	303	-
Assets held to maturity		HTM	615	605	581	24	-
Assets available for sale		AFS	795	795	730	65	-
Investments at fair value		FVR	171	171	171	-	-
Other		L&R	214	214	-	214	-
Cash and cash equivalent			477	477	477	-	-
Trade payables		LAC	93	93	-	93	-
Debts related to Orange Bank operations	15.1.3	LAC	4,660	4,660	-	4,660	-
Financial liabilities, excluding derivatives		LAC	308	308	-	252	56
Derivatives, net amount (2)	15.1.4		60	60	-	73	(13)

(1) "HTM" stands for "held to maturity", "AFS " stands for "available for sale", "L&R" stands for "loans and receivables", "FVR" stands for "fair value through P&L", "LAC" stands for "liabilities at amortized costs".

(2) IAS 39 classification for derivatives instruments depends on their hedging qualification.

			December 31, 2016
(in millions of euros)	Note	Classification under IAS 39 (1)	Book value	Estimated fair value	Level 1 and cash	Level 2	Level 3
Loans and receivables	15.1.1	L&R	3,091	3,091	-	3,091	-
Financial assets, excluding derivatives	15.1.2		1,769	1,713	1,251	389	74
Assets held to maturity		HTM	713	658	592	66	-
Assets available for sale		AFS	745	745	659	86	-
Investments at fair value		FVR	237	237	-	237	-
Other		L&R	74	74	-	-	74
Cash and cash equivalent			89	89	89	-	-
Trade payables		LAC	52	52	-	52	-
Debts related to Orange Bank operations	15.1.3	LAC	4,364	4,364	-	4,364	-
Financial liabilities, excluding derivatives		LAC	170	170	-	170	-
Derivatives, net amount(2)	15.1.4		55	55	-	-	55

(1) "HTM" stands for "held to maturity", "AFS " stands for "available for sale", "L&R" stands for "loans and receivables", "FVR" stands for "fair value through P&L", "LAC" stands for "liabilities at amortized costs".

(2) IAS 39 classification for derivatives instruments depends on their hedging qualification.

15.3    Orange Bank’s unrecognized contractual commitments

As at December 31, 2017, Orange Bank was not aware of having entered into any commitment that may have a material effect on its current or future financial position, other than the commitments mentioned below.

Commitments given

(in millions of euros)	December 31, 2017
Financing commitments	465
Given to customers (1)	465
Guarantee commitments	17
Property lease commitments	31
Total	513
(1) Includes 145 million euros of documentary credits and 320 million euros of confirmed credit lines.

Commitments received

(in millions of euros)	December 31, 2017
Guarantee commitments	778
Received from banks (1)	577
Received from customers	201
Total	778
(1) Relates to guarantees received in order to counter-guarantee the distributed loans.

Assets covered by commitments

(in millions of euros)	December 31, 2017	December 31, 2016
Assets pledged as security to lending financial institutions as guarantees for bank loans	838	1,365
Total	838	1,365